Quarterly Holdings Report
for
Fidelity® Dividend ETF For Rising Rates
April 30, 2022
T19-NPRT3-0622
1.9880054.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 8.8%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	227,199	$ 4,284,973
Lumen Technologies, Inc. (a)	239,774	2,412,126
Verizon Communications, Inc.	117,469	5,438,815
		12,135,914
Entertainment – 1.6%
Activision Blizzard, Inc.	48,154	3,640,442
Electronic Arts, Inc.	25,115	2,964,826
Warner Bros Discovery, Inc. (b)	54,960	997,524
Warner Music Group Corp. Class A	71,649	2,132,991
		9,735,783
Media – 5.3%
Cable One, Inc.	1,898	2,213,448
Comcast Corp. Class A	128,426	5,106,218
Fox Corp. Class A	76,594	2,745,129
News Corp. Class A	134,638	2,673,911
Nexstar Media Group, Inc. Class A	17,368	2,751,438
Omnicom Group, Inc.	39,898	3,037,435
Sirius XM Holdings, Inc. (a)	440,480	2,642,880
TEGNA, Inc.	146,490	3,230,104
The Interpublic Group of Cos., Inc.	83,903	2,736,916
The New York Times Co. Class A	70,962	2,719,264
ViacomCBS, Inc. Class B	95,487	2,780,581
		32,637,324
TOTAL COMMUNICATION SERVICES		54,509,021
CONSUMER DISCRETIONARY – 10.8%
Hotels, Restaurants & Leisure – 2.5%
McDonald's Corp.	36,695	9,142,926
Starbucks Corp.	86,426	6,450,837
		15,593,763
Household Durables – 0.9%
Persimmon PLC	200,059	5,274,658
Multiline Retail – 1.4%
Target Corp.	38,214	8,737,631
Specialty Retail – 3.8%
Dick's Sporting Goods, Inc. (a)	59,333	5,720,888
Lowe's Cos., Inc.	38,671	7,646,417
The Home Depot, Inc.	34,357	10,320,843
		23,688,148
Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. Class B	64,843	8,085,922
VF Corp.	107,578	5,594,056
		13,679,978
TOTAL CONSUMER DISCRETIONARY		66,974,178
CONSUMER STAPLES – 6.2%
Beverages – 1.1%
The Coca-Cola Co.	109,210	7,056,058

	Shares	Value

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.	12,624	$ 6,712,433
Household Products – 1.5%
The Procter & Gamble Co.	55,984	8,988,231
Tobacco – 2.5%
Altria Group, Inc.	87,973	4,888,660
British American Tobacco PLC	68,848	2,897,426
Imperial Brands PLC	127,410	2,664,989
Philip Morris International, Inc.	53,101	5,310,100
		15,761,175
TOTAL CONSUMER STAPLES		38,517,897
ENERGY – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
Chevron Corp.	47,639	7,463,602
Exxon Mobil Corp.	95,647	8,153,907
Kinder Morgan, Inc.	166,844	3,028,219
ONEOK, Inc.	44,909	2,844,087
The Williams Cos., Inc.	96,687	3,315,397
TOTAL ENERGY		24,805,212
FINANCIALS – 10.3%
Banks – 5.1%
Bank of America Corp.	206,881	7,381,514
Citigroup, Inc.	98,171	4,732,824
JPMorgan Chase & Co.	75,620	9,026,003
Truist Financial Corp.	90,104	4,356,529
Wells Fargo & Co.	141,729	6,183,636
		31,680,506
Capital Markets – 3.1%
Blackstone, Inc. Class A	43,421	4,410,271
Goldman Sachs Group, Inc.	17,511	5,349,435
Morgan Stanley	65,282	5,261,076
T Rowe Price Group, Inc.	33,142	4,077,792
		19,098,574
Consumer Finance – 0.6%
OneMain Holdings, Inc.	86,644	3,979,559
Insurance – 0.9%
The Progressive Corp.	49,103	5,271,698
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
Annaly Capital Management, Inc.	598,159	3,840,181
TOTAL FINANCIALS		63,870,518
HEALTH CARE – 14.4%
Biotechnology – 4.8%
AbbVie, Inc.	80,797	11,867,463
Amgen, Inc.	42,205	9,841,784
Gilead Sciences, Inc.	134,069	7,955,655
		29,664,902
Health Care Equipment & Supplies – 1.6%
Medtronic PLC	94,284	9,839,478

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 8.0%
Bristol-Myers Squibb Co.	151,503	$ 11,403,631
Johnson & Johnson	84,431	15,236,418
Merck & Co., Inc.	134,189	11,901,223
Pfizer, Inc.	227,875	11,181,826
		49,723,098
TOTAL HEALTH CARE		89,227,478
INDUSTRIALS – 8.6%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	15,155	6,548,779
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	30,683	5,522,326
Electrical Equipment – 0.8%
Emerson Electric Co.	55,046	4,964,048
Industrial Conglomerates – 2.5%
3M Co.	35,857	5,171,296
Honeywell International, Inc.	33,776	6,535,994
Jardine Matheson Holdings Ltd.	73,228	3,890,604
		15,597,894
Machinery – 2.3%
AGCO Corp.	39,201	4,994,207
Caterpillar, Inc.	30,457	6,412,417
Volvo AB Class B (a)	192,884	3,120,540
		14,527,164
Road & Rail – 1.1%
Union Pacific Corp.	28,106	6,584,955
TOTAL INDUSTRIALS		53,745,166
INFORMATION TECHNOLOGY – 27.4%
Communications Equipment – 1.5%
Cisco Systems, Inc.	191,569	9,383,050
IT Services – 5.3%
International Business Machines Corp.	64,374	8,510,886
The Western Union Co. (a)	378,420	6,342,319
TietoEVRY Oyj	230,434	5,819,728
Visa, Inc. Class A	56,152	11,967,676
		32,640,609
Semiconductors & Semiconductor Equipment – 5.8%
Broadcom, Inc.	18,368	10,183,035
Intel Corp.	207,242	9,033,679
QUALCOMM, Inc.	56,230	7,854,769
Texas Instruments, Inc.	53,943	9,183,796
		36,255,279
Software – 7.6%
Microsoft Corp.	140,240	38,919,405
Oracle Corp.	109,874	8,064,751
		46,984,156

	Shares	Value

Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	283,455	$ 44,686,681
TOTAL INFORMATION TECHNOLOGY		169,949,775
MATERIALS – 2.9%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	8,311	1,945,356
Dow, Inc.	33,863	2,251,889
Linde PLC (b)	12,378	3,861,441
LyondellBasell Industries N.V. Class A	17,761	1,883,199
Yara International ASA	25,654	1,323,653
		11,265,538
Containers & Packaging – 0.3%
International Paper Co.	34,769	1,609,109
Metals & Mining – 0.8%
BHP Group Ltd.	40,619	1,385,852
Fortescue Metals Group Ltd.	90,445	1,390,263
Newmont Corp.	34,549	2,516,895
		5,293,010
TOTAL MATERIALS		18,167,657
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	11,971	2,885,250
Crown Castle International Corp.	13,457	2,492,371
Digital Realty Trust, Inc.	12,717	1,858,208
Iron Mountain, Inc.	31,087	1,670,304
Medical Properties Trust, Inc.	64,299	1,182,459
Omega Healthcare Investors, Inc.	46,658	1,188,846
Prologis, Inc.	19,326	3,097,765
Simon Property Group, Inc.	13,503	1,593,354
SL Green Realty Corp.	17,843	1,235,092
VICI Properties, Inc.	52,869	1,576,025
WP Carey, Inc.	18,757	1,515,003
		20,294,677
Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	213,700	1,002,253
TOTAL REAL ESTATE		21,296,930
UTILITIES – 2.8%
Electric Utilities – 2.8%
American Electric Power Co., Inc.	26,366	2,613,134
Duke Energy Corp.	27,837	3,066,524
Edison International	33,119	2,278,256
Exelon Corp.	53,390	2,497,584
Pinnacle West Capital Corp.	25,397	1,808,266
PPL Corp.	67,961	1,923,976
The Southern Co.	40,646	2,983,010
TOTAL UTILITIES		17,170,750
TOTAL COMMON STOCKS (Cost $567,942,367)		618,234,582
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Funds – 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (c)	729,910	$ 730,056
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	9,529,888	9,530,841
TOTAL MONEY MARKET FUNDS (Cost $10,260,897)		10,260,897
TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $578,203,264)		628,495,479
NET OTHER ASSETS (LIABILITIES) (e) – (1.2%)		(7,502,052)
NET ASSETS – 100.0%		$ 620,993,427

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $134,400 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Contracts (United States)	12	June 2022	$2,476,500	$(144,297)	$(144,297)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 654,480	$ 46,864,663	$ 46,789,087	$ 851	$—	$—	$ 730,056	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	2,620,350	63,840,584	56,930,093	42,442	—	—	$ 9,530,841	0.0%
Total	$3,274,830	$110,705,247	$103,719,180	$43,293	$—	$—	$10,260,897
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Quarterly Report	4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	6